Nature of Operations and Organization (Details) $ in Thousands			3 Months Ended	12 Months Ended
	Jul. 10, 2018 USD ($)	Mar. 30, 2018 USD ($)	Jun. 30, 2018 facility	Mar. 31, 2018 USD ($) state terminal	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Nature of Operations and Organization
Proceeds from sale of business | $	$ 896,500	$ 212,400		$ 329,780	$ 134,370	$ 343,135
Operating segment
Nature of Operations and Organization
Ownership interest				50.00%
Retail Propane Business 2019 Acquisitions Acquisition Accounting In Process
Nature of Operations and Organization
Number of businesses acquired | facility			3
Liquids
Nature of Operations and Organization
Number of owned terminals | terminal				21
Retail propane
Nature of Operations and Organization
Number of states in which entity operates | state				21